INVESTMENTS AT FAIR VALUE	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENTS AT FAIR VALUE	INVESTMENTS AT FAIR VALUE
The Plan’s net assets of the Trust is included in the accompanying Statements of Net Assets Available for Benefits.
A summary of the net assets of the Trust is as follows:

	December 31, 2025	December 31, 2024
Investments at fair value:
Gildan common stock	$9,342,330	$—
Hanesbrands common stock	—	14,149,314
Investment in collective trusts	545,089,404	601,455,147
Investment in registered investment companies	26,758,057	34,063,048
Money market fund	246,183	361,188
Total investment assets at fair value	581,435,974	650,028,697
Non-interest bearing cash	24,526	—
Net receivables	63,505	101,653

Investments, at fair value	$581,524,005	$650,130,350
The net investment income from the Trust for the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Net investment income from the Hanesbrands LLC Retirement Savings Plan Trust:
Interest and dividend income	$3,144,323	$2,738,181
Net appreciation in fair value of investments	78,447,795	76,113,721

Total net investment income	$81,592,118	$78,851,902
FAIR VALUE MEASUREMENTS
Fair value is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust utilizes market data or assumptions that market participants would use in pricing the asset or liability. A three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, is utilized for disclosing the fair value of the assets and liabilities of the Trust. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs about which little or no market data exists, therefore requiring an entity to develop its own assumptions.
Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques:
•Market approach - prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
•Cost approach - amount that would be required to replace the service capacity of an asset or replacement cost.
•Income approach - techniques to convert future amounts to a single present amount based on market expectations, including present value techniques, option-pricing and other models.
The Trust primarily applies the market approach for its investment assets and attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.
As of December 31, 2025 and 2024, the Trust held certain financial assets that are required to be measured at fair value on a recurring basis. These consisted of Gildan (previously HBI) common stock, collective trusts, registered investment companies and a money market. The fair values of the Gildan (previously HBI) common stock, the registered investment companies and the money market are determined based on quoted prices in public markets and are categorized as Level 1. The fair value of the investments within the collective trusts are valued utilizing the NAV per share as the practical expedient and are not required to be classified within the fair value hierarchy. Participant transactions in the collective trusts (purchases and sales) may occur daily. If the Plan were to initiate a full redemption of the collective trusts, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner. There were no changes during the years ended December 31, 2025 and 2024 to the valuation techniques used to measure asset fair values on a recurring basis.
The following table sets forth by level within the fair value hierarchy the Trust’s investment assets accounted for at fair value on a recurring basis at December 31, 2025 and 2024, respectively. As required by the accounting rules, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Gildan common stock	$9,342,330	$—	$—	$9,342,330
Registered investment companies	26,758,057	—	—	26,758,057
Money market fund	246,183	—	—	246,183
Collective trusts (1)	—	—	—	545,089,404

Total investment assets at fair value	$36,346,570	$—	$—	$581,435,974

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Hanesbrands common stock	$14,149,314	$—	$—	$14,149,314
Registered investment companies	34,063,048	—	—	34,063,048
Money market fund	361,188	—	—	361,188
Collective trusts (1)	—	—	—	601,455,147

Total investment assets at fair value	$48,573,550	$—	$—	$650,028,697

(1)Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables above are intended to permit reconciliation of the fair value hierarchy to the investments valued at fair value within Note C and ultimately to the amounts presented in the Statements of Net Assets Available for Benefits.